PREPAYMENTS, NET	12 Months Ended
Dec. 31, 2024
Prepayments Net
PREPAYMENTS, NET

6. PREPAYMENTS, NET

Prepayments, net consist of the following:

	December 31,	December 31,
	2024	2023

Prepayments	$19,267	$36,588
Prepaid research and development expenses	—	2,388,435
Total prepayments, net	$19,267	$2,425,023

	December 31,	December 31,
	2024	2023

Prepayments - current	$19,267	$464,129
Prepayments - non-current	—	10,212,984
doubtful accounts - current	—	(427,541)
Impairment loss	—	(7,824,549)
Total prepayments, net	$19,267	$2,425,023

Movements of allowance for doubtful accounts and impairment loss are as follows:

Beginning balance	$8,252,090	$8,280,780
(Write-off)/Addition	(8,252,090)	110,015
Exchange rate effect	—	(138,705)
Ending balance	$—	$8,252,090